Accounting policies - Valuation adjustment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) item	Dec. 31, 2016 MXN ($)
Accounting policies
Volatility term other than benchmark stock index significant unobservable inputs assets	1 year
Volatility term for benchmark stock index significant unobservable inputs assets	3 years
Interbank equilibrium interest rate curve term	91 days
Interest rate swaps curve term significant unobservable inputs assets	28 days
Number of independent areas implementing process for valuation and management of financial instruments | item	2
Amount of CVA	$ 370	$ 557
Amount of DVA	$ 2,397	$ 1,658